Summary of Significant Accounting Policies - Schedule of Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Deferred Costs [Abstract]
Deferred contract acquisition costs, current	$ 1,550	$ 1,013
Deferred contract acquisition costs, noncurrent	3,984	2,819
Total deferred contract acquisition costs	$ 5,534	$ 3,832